Related Party Balances and Transactions - Schedule of Amount Due from and Due to Related Parties (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Mr. Siu Wing Fung, Alfred (“Mr. Siu”) [Member]
Due from shareholders consist of the following:
Relationship, Due from shareholders		Shareholders and directors
Amount, Due from shareholders			$ 171,023
Due to a related party consist of the following:
Amount, Due to a related party
Harcourt Limited [Member]
Due from shareholders consist of the following:
Relationship, Due from shareholders	[1]	A related party (note 1)
Amount, Due from shareholders		$ 125,002	$ 211,664
Mr. Siu Wing Fung, Alfred (“Mr. Siu”) [Member]]
Due from shareholders consist of the following:
Relationship, Due from shareholders		Shareholders and directors
Due to a related party consist of the following:
Amount, Due to a related party		$ (189,483)

[1]	The directors and shareholders of Harcourt Limited are Mr. Siu and Ms. Fong, Harcourt Limited therefore has the common ultimate beneficial owners with the Company.